Document and Entity Information	6 Months Ended
Jun. 30, 2016
Document And Entity Information
Entity Registrant Name	SQN Asset Income Fund V, L.P.
Entity Central Index Key	0001672773
Document Type	S-1/A
Document Period End Date	Jun. 30, 2016
Amendment Flag	true
Amendment Description	Amendment No. 1
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer